Subsequent Events (Details) - Event After Reporting Period [Member] - USD ($) $ / shares in Units, $ in Millions	Jul. 08, 2025	Jun. 13, 2025
Subsequent Events [Line Items]
Par value (in Dollars per share)	$ 0.01
Issued common shares	265,430,000
Issued capital (in Dollars)	$ 2,654,300
Top of Range [Member]
Subsequent Events [Line Items]
Par value (in Dollars per share)		$ 0.001
Number of common shares authorized		2,000,000,000
Issued common shares		100
Issued capital (in Dollars)	654,300
Bottom of Range [Member]
Subsequent Events [Line Items]
Par value (in Dollars per share)		$ 0.01
Number of common shares authorized		200,000,000
Issued common shares		10
Issued capital (in Dollars)	$ 2,654,300